Financial instruments (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and cash equivalents	R$ 2,971	R$ 3,751
Trade receivables	458	417
Financial instruments – Fair value hedge	(27)	(58)
Borrowings, financing and debentures	(5,246)	(5,805)
Net financial debt	(1,844)	(1,695)
Shareholders’ equity	R$ (4,722)	R$ (13,733)	R$ (16,380)	R$ (16,807)
Net debt to equity ratio	39.00%	12.00%